Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2021
SRQ-NPRT3-0122
1.912885.111
Corporate Bonds - 42.7%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26		540,000	497,746

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. 4.25% 3/15/45		2,000,000	1,692,721
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		612,315	2,100,240
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		354,584	1,347,419
			5,140,380
TOTAL CONVERTIBLE BONDS			5,638,126
Nonconvertible Bonds - 42.6%
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 2.1%
Altice France SA:
5.125% 1/15/29(d)		6,602,000	6,251,632
5.125% 7/15/29(d)		8,575,000	8,149,509
5.5% 1/15/28(d)		1,940,000	1,920,600
5.5% 10/15/29(d)		4,170,000	4,024,050
8.125% 2/1/27(d)		2,000,000	2,133,300
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		12,125,000	12,670,625
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		1,527,000	1,483,099
5.625% 9/15/28(d)		1,575,000	1,539,563
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (d)		1,515,000	1,579,388
Consolidated Communications, Inc.:
5% 10/1/28(d)		570,000	561,074
6.5% 10/1/28(d)		995,000	1,032,313
Embarq Corp. 7.995% 6/1/36		825,000	904,357
Frontier Communications Holdings LLC:
5% 5/1/28(d)		3,525,000	3,534,905
5.875% 10/15/27(d)		3,084,000	3,184,770
5.875% 11/1/29		1,365,000	1,341,972
6% 1/15/30(d)		1,095,000	1,077,141
6.75% 5/1/29(d)		2,590,000	2,665,874
Holdco SASU:
6.5% 10/15/26(d)		3,250,000	3,323,710
7% 10/15/28(d)		1,350,000	1,383,750
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		1,357,000	1,255,225
3.75% 7/15/29(d)		2,200,000	2,043,250
4.25% 7/1/28(d)		2,905,000	2,832,375
4.625% 9/15/27(d)		2,470,000	2,502,110
Lumen Technologies, Inc.:
4.5% 1/15/29(d)		6,165,000	5,796,888
5.125% 12/15/26(d)		5,310,000	5,319,293
5.375% 6/15/29(d)		1,295,000	1,261,097
6.875% 1/15/28		613,000	672,627
7.6% 9/15/39		1,634,000	1,748,380
7.65% 3/15/42		587,000	631,518
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28(d)		340,000	323,000
10.75% 6/1/28(d)		1,811,000	1,989,836
Sprint Capital Corp.:
6.875% 11/15/28		4,777,000	5,897,541
8.75% 3/15/32		3,534,000	5,224,666
Switch Ltd. 4.125% 6/15/29 (d)		750,000	753,394
Telecom Italia Capital SA:
6% 9/30/34		1,442,000	1,450,710
7.2% 7/18/36		1,003,000	1,092,478
7.721% 6/4/38		250,000	283,808
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		2,000,000	2,061,000
Virgin Media Finance PLC 5% 7/15/30 (d)		335,000	324,950
Windstream Escrow LLC 7.75% 8/15/28 (d)		3,840,000	4,000,550
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		2,230,000	2,124,075
6.125% 3/1/28(d)		3,353,000	3,156,011
			111,506,414
Entertainment - 0.3%
AMC Entertainment Holdings, Inc. 12% 6/15/26 pay-in-kind (d)(e)		1,802,120	1,831,404
Cinemark U.S.A., Inc. 5.25% 7/15/28 (d)		1,115,000	1,056,463
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		705,000	705,000
National CineMedia LLC 5.75% 8/15/26		475,000	371,688
Netflix, Inc. 6.375% 5/15/29		6,490,000	8,078,330
Roblox Corp. 3.875% 5/1/30 (d)		3,080,000	3,087,700
			15,130,585
Media - 4.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		4,794,000	4,905,413
Altice Financing SA:
5% 1/15/28(d)		7,935,000	7,417,995
5.75% 8/15/29(d)		8,170,000	7,781,231
Altice France Holding SA 6% 2/15/28 (d)		11,410,000	10,682,613
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		11,600,000	11,427,044
4.25% 1/15/34(d)		1,115,000	1,072,630
4.5% 8/15/30(d)		6,720,000	6,773,390
4.5% 5/1/32		9,704,000	9,664,020
4.5% 6/1/33(d)		6,715,000	6,614,275
4.75% 3/1/30(d)		1,506,000	1,543,093
5% 2/1/28(d)		3,358,000	3,458,740
5.125% 5/1/27(d)		1,250,000	1,286,606
5.375% 6/1/29(d)		4,510,000	4,770,768
5.5% 5/1/26(d)		1,475,000	1,522,495
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(d)		1,475,000	1,515,563
7.75% 4/15/28(d)		2,650,000	2,762,062
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (d)		665,000	671,650
CSC Holdings LLC:
3.375% 2/15/31(d)		1,020,000	931,648
4.125% 12/1/30(d)		3,352,000	3,207,763
4.625% 12/1/30(d)		11,707,000	10,887,510
5% 11/15/31(d)		1,805,000	1,687,675
5.375% 2/1/28(d)		2,840,000	2,900,350
5.5% 4/15/27(d)		860,000	882,975
5.75% 1/15/30(d)		4,805,000	4,705,921
6.5% 2/1/29(d)		2,635,000	2,785,827
7.5% 4/1/28(d)		5,500,000	5,836,875
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26(d)		9,480,000	4,194,900
6.625% 8/15/27(d)		15,605,000	3,269,794
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 8/15/27 (d)		1,275,000	1,297,376
DISH DBS Corp.:
5% 3/15/23		926,000	940,816
5.125% 6/1/29		4,530,000	3,978,020
5.25% 12/1/26(d)		1,535,000	1,520,279
5.75% 12/1/28(d)		2,300,000	2,266,259
5.875% 11/15/24		649,000	656,438
7.375% 7/1/28		2,155,000	2,111,900
7.75% 7/1/26		6,324,000	6,497,910
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,112,000	2,081,334
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		1,675,000	1,678,585
Gray Television, Inc.:
5.875% 7/15/26(d)		765,000	787,721
7% 5/15/27(d)		1,175,000	1,245,500
iHeartCommunications, Inc.:
5.25% 8/15/27(d)		1,490,000	1,512,127
8.375% 5/1/27		12,390,000	13,036,139
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		345,000	357,675
Midas Opco Holdings LLC 5.625% 8/15/29 (d)		4,320,000	4,352,400
News Corp. 3.875% 5/15/29 (d)		1,150,000	1,130,168
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		3,100,000	3,095,658
5.625% 7/15/27(d)		13,000	13,488
Outfront Media Capital LLC / Corp.:
4.25% 1/15/29(d)		350,000	340,375
6.25% 6/15/25(d)		355,000	369,200
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		3,597,000	3,574,627
6.5% 9/15/28(d)		7,560,000	7,330,932
Scripps Escrow II, Inc.:
3.875% 1/15/29(d)		600,000	596,250
5.375% 1/15/31(d)		1,175,000	1,180,875
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		200,000	205,190
Sinclair Television Group, Inc.:
5.125% 2/15/27(d)		1,615,000	1,495,320
5.875% 3/15/26(d)		1,595,000	1,599,394
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		745,000	733,832
3.875% 9/1/31(d)		1,335,000	1,264,913
4% 7/15/28(d)		3,785,000	3,742,419
4.125% 7/1/30(d)		2,200,000	2,149,224
5% 8/1/27(d)		800,000	823,760
5.5% 7/1/29(d)		1,895,000	2,010,102
Tegna, Inc.:
4.625% 3/15/28		845,000	841,662
5% 9/15/29		380,000	380,950
Townsquare Media, Inc. 6.875% 2/1/26 (d)		1,655,000	1,735,516
Univision Communications, Inc.:
4.5% 5/1/29(d)		4,440,000	4,436,936
5.125% 2/15/25(d)		2,545,000	2,581,406
6.625% 6/1/27(d)		4,225,000	4,519,483
9.5% 5/1/25(d)		1,222,000	1,310,595
Virgin Media Secured Finance PLC:
4.5% 8/15/30(d)		1,900,000	1,856,927
5.5% 5/15/29(d)		860,000	893,549
VTR Finance BV 6.375% 7/15/28 (d)		660,000	686,400
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		1,235,000	1,234,111
Ziggo BV 4.875% 1/15/30 (d)		1,570,000	1,588,644
			223,203,211
Wireless Telecommunication Services - 0.8%
Digicel Group Holdings Ltd. 10% 4/1/24 pay-in-kind (f)		324,516	323,908
Digicel Group Ltd. 6.75% 3/1/23 (d)		7,925,000	7,548,563
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26(d)		1,250,000	1,215,625
8.75% 5/25/24(d)		5,075,000	5,213,928
8.75% 5/25/24(d)		1,570,000	1,610,526
13% 12/31/25 pay-in-kind(d)(f)		3,675,906	3,757,006
Intelsat Jackson Holdings SA:
5.5% 8/1/23(g)		3,685,000	1,787,225
8.5% 10/15/24(d)(g)		7,200,000	3,618,000
9.5% 9/30/22(d)		3,325,000	3,873,625
9.75% 7/15/25(d)(g)		50,000	24,500
Sprint Corp.:
7.125% 6/15/24		5,175,000	5,798,743
7.625% 2/15/25		2,050,000	2,347,250
7.875% 9/15/23		2,675,000	2,939,156
T-Mobile U.S.A., Inc.:
2.625% 2/15/29		1,175,000	1,133,875
2.875% 2/15/31		1,100,000	1,064,261
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		865,000	674,441
			42,930,632
TOTAL COMMUNICATION SERVICES			392,770,842

CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.9%
Adient Global Holdings Ltd. 4.875% 8/15/26 (d)		2,725,000	2,728,406
Albion Financing 1 SARL 6.125% 10/15/26 (d)		1,560,000	1,517,069
Albion Financing 2 SARL 8.75% 4/15/27 (d)		780,000	747,583
Allison Transmission, Inc.:
3.75% 1/30/31(d)		575,000	549,691
5.875% 6/1/29(d)		1,016,000	1,085,647
American Axle & Manufacturing, Inc.:
5% 10/1/29		3,125,000	2,964,844
6.25% 3/15/26		1,000,000	1,022,500
6.5% 4/1/27		2,855,000	2,960,292
6.875% 7/1/28		550,000	587,675
Cooper Standard Auto, Inc. 5.625% 11/15/26 (d)		1,775,000	1,446,945
Dana Financing Luxembourg SARL 5.75% 4/15/25 (d)		899,000	918,104
Dana, Inc.:
4.25% 9/1/30		1,570,000	1,560,188
4.5% 2/15/32		875,000	853,221
5.375% 11/15/27		120,000	125,250
5.625% 6/15/28		1,215,000	1,278,788
Dornoch Debt Merger Sub, Inc. 6.625% 10/15/29 (d)		925,000	911,125
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		1,250,000	1,268,375
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.:
6.25% 5/15/26(d)		113,000	117,431
8.5% 5/15/27(d)		7,420,000	7,809,550
Patrick Industries, Inc.:
4.75% 5/1/29(d)		1,375,000	1,343,650
7.5% 10/15/27(d)		700,000	742,000
Tenneco, Inc.:
5% 7/15/26		2,300,000	2,195,488
5.125% 4/15/29(d)		5,545,000	5,364,788
7.875% 1/15/29(d)		2,640,000	2,821,500
The Goodyear Tire & Rubber Co.:
5% 7/15/29(d)		3,100,000	3,235,935
5.25% 4/30/31		1,620,000	1,705,747
5.25% 7/15/31(d)		1,680,000	1,752,341
			49,614,133
Automobiles - 0.5%
Ford Motor Co.:
3.25% 2/12/32		1,100,000	1,101,870
4.75% 1/15/43		5,613,000	6,005,910
5.291% 12/8/46		6,800,000	7,678,084
7.45% 7/16/31		170,000	226,883
9% 4/22/25		2,845,000	3,455,253
9.625% 4/22/30		1,175,000	1,706,688
PM General Purchaser LLC 9.5% 10/1/28 (d)		3,305,000	3,383,874
			23,558,562
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		6,395,000	6,159,728
Carriage Services, Inc. 4.25% 5/15/29 (d)		700,000	686,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		2,875,000	2,942,023
Service Corp. International:
3.375% 8/15/30		1,890,000	1,804,950
4% 5/15/31		1,505,000	1,501,238
5.125% 6/1/29		460,000	489,900
Sotheby's 7.375% 10/15/27 (d)		3,660,000	3,824,700
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		3,775,000	3,888,250
			21,296,789
Hotels, Restaurants & Leisure - 3.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29(d)		825,000	792,990
3.875% 1/15/28(d)		200,000	197,462
4% 10/15/30(d)		5,884,000	5,622,397
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,195,000	2,249,875
Aramark Services, Inc. 5% 2/1/28 (d)		2,755,000	2,768,775
Boyd Gaming Corp.:
4.75% 12/1/27		1,220,000	1,238,300
4.75% 6/15/31(d)		725,000	721,013
8.625% 6/1/25(d)		345,000	369,150
Brinker International, Inc. 5% 10/1/24 (d)		2,315,000	2,436,538
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		3,310,000	3,227,250
6.25% 7/1/25(d)		3,104,000	3,227,477
8.125% 7/1/27(d)		3,665,000	4,021,055
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		770,000	799,791
Carnival Corp.:
4% 8/1/28(d)		2,990,000	2,898,895
5.75% 3/1/27(d)		6,075,000	5,911,886
6% 5/1/29(d)		4,035,000	3,924,038
6.65% 1/15/28		110,000	113,367
7.625% 3/1/26(d)		7,540,000	7,730,611
9.875% 8/1/27(d)		1,340,000	1,508,291
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (d)		1,425,000	1,221,966
CCM Merger, Inc. 6.375% 5/1/26 (d)		1,450,000	1,508,000
Cedar Fair LP 5.25% 7/15/29		915,000	939,275
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		1,130,000	1,149,775
Churchill Downs, Inc. 5.5% 4/1/27 (d)		875,000	901,382
Cirsa Finance International SARL 4.5% 3/15/27 (d)	EUR	770,000	836,310
Dave & Buster's, Inc. 7.625% 11/1/25 (d)		1,892,000	2,005,520
Everi Holdings, Inc. 5% 7/15/29 (d)		300,000	299,696
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		4,256,000	4,426,240
Golden Nugget, Inc. 6.75% 10/15/24 (d)		2,175,000	2,185,875
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		2,725,000	2,645,076
3.75% 5/1/29(d)		425,000	421,060
4% 5/1/31(d)		1,930,000	1,933,874
5.375% 5/1/25(d)		330,000	341,306
5.75% 5/1/28(d)		640,000	676,948
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		785,000	805,606
International Game Technology PLC:
4.125% 4/15/26(d)		620,000	630,850
5.25% 1/15/29(d)		3,550,000	3,692,817
6.25% 1/15/27(d)		4,671,000	5,138,100
Jacobs Entertainment, Inc. 7.875% 2/1/24 (d)		2,745,000	2,799,900
Marriott International, Inc. 5.75% 5/1/25		53,000	59,816
Melco Resorts Finance Ltd.:
5.375% 12/4/29(d)		1,105,000	1,077,850
5.75% 7/21/28(d)		975,000	957,938
Merlin Entertainments PLC 5.75% 6/15/26 (d)		400,000	413,000
MGM China Holdings Ltd.:
4.75% 2/1/27(d)		1,015,000	984,550
5.875% 5/15/26(d)		820,000	822,973
MGM Resorts International:
4.75% 10/15/28		5,188,000	5,292,331
5.5% 4/15/27		2,259,000	2,353,652
6.75% 5/1/25		1,875,000	1,952,344
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (d)		2,715,000	2,690,429
Motion Bondco DAC 6.625% 11/15/27 (d)		3,400,000	3,391,500
NCL Corp. Ltd.:
3.625% 12/15/24(d)		1,742,000	1,598,947
5.875% 3/15/26(d)		2,780,000	2,709,444
10.25% 2/1/26(d)		631,000	722,495
NCL Finance Ltd. 6.125% 3/15/28 (d)		1,235,000	1,203,520
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		5,250,000	5,677,875
Penn National Gaming, Inc.:
4.125% 7/1/29(d)		650,000	613,405
5.625% 1/15/27(d)		3,025,000	3,095,422
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		2,010,000	2,010,000
5.875% 9/1/31(d)		2,185,000	2,193,194
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (d)		290,000	293,666
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		2,640,000	2,490,127
5.5% 8/31/26(d)		4,045,000	3,943,875
5.5% 4/1/28(d)		5,070,000	4,930,575
9.125% 6/15/23(d)		190,000	201,524
10.875% 6/1/23(d)		1,065,000	1,158,124
Scientific Games Corp.:
5% 10/15/25(d)		400,000	410,500
7% 5/15/28(d)		345,000	366,626
7.25% 11/15/29(d)		3,780,000	4,170,569
8.25% 3/15/26(d)		5,405,000	5,689,465
8.625% 7/1/25(d)		2,769,000	2,947,960
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		2,510,000	2,501,215
Studio City Finance Ltd. 5% 1/15/29 (d)		2,135,000	1,921,233
Viking Cruises Ltd.:
5.875% 9/15/27(d)		675,000	626,252
7% 2/15/29(d)		1,555,000	1,516,125
13% 5/15/25(d)		465,000	524,288
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		845,000	813,313
Voc Escrow Ltd. 5% 2/15/28 (d)		850,000	814,938
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		715,000	722,404
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		3,185,000	3,122,192
Wynn Macau Ltd.:
5.125% 12/15/29(d)		1,275,000	1,131,563
5.5% 1/15/26(d)		945,000	884,638
5.5% 10/1/27(d)		3,235,000	2,986,309
5.625% 8/26/28(d)		3,250,000	2,978,422
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29(d)		2,130,000	2,082,075
7.75% 4/15/25(d)		1,004,000	1,046,188
Yum! Brands, Inc.:
4.625% 1/31/32		1,480,000	1,508,490
5.35% 11/1/43		1,755,000	1,908,273
6.875% 11/15/37		2,560,000	3,212,800
7.75% 4/1/25(d)		770,000	811,626
			181,854,777
Household Durables - 0.6%
Apex Tool Group LLC / BC Mountain Finance, Inc. 9% 2/15/23 (d)		810,000	785,700
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(d)		400,000	396,000
4.625% 4/1/30(d)		450,000	440,550
6.625% 1/15/28(d)		2,000,000	2,105,000
Beazer Homes U.S.A., Inc. 7.25% 10/15/29		7,175,000	7,867,746
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(d)		1,579,000	1,572,854
5% 6/15/29(d)		2,080,000	2,067,000
6.25% 9/15/27(d)		2,113,000	2,186,955
CD&R Smokey Buyer, Inc. 6.75% 7/15/25 (d)		170,000	177,438
Century Communities, Inc. 3.875% 8/15/29 (d)		275,000	270,912
KB Home:
4% 6/15/31		2,025,000	2,045,027
4.8% 11/15/29		2,225,000	2,366,844
M/I Homes, Inc. 4.95% 2/1/28		1,335,000	1,375,050
Picasso Finance Sub, Inc. 6.125% 6/15/25 (d)		421,000	437,314
STL Holding Co. LLC 7.5% 2/15/26 (d)		1,250,000	1,306,250
SWF Escrow Issuer Corp. 6.5% 10/1/29 (d)		1,975,000	1,896,000
Tempur Sealy International, Inc. 4% 4/15/29 (d)		700,000	694,883
TopBuild Corp.:
3.625% 3/15/29(d)		1,000,000	991,250
4.125% 2/15/32(d)		2,600,000	2,604,901
TRI Pointe Homes, Inc.:
5.25% 6/1/27		975,000	1,043,250
5.7% 6/15/28		1,080,000	1,161,000
			33,791,924
Internet & Direct Marketing Retail - 0.3%
Match Group Holdings II LLC:
3.625% 10/1/31(d)		1,325,000	1,249,078
4.125% 8/1/30(d)		399,000	395,509
Millennium Escrow Corp. 6.625% 8/1/26 (d)		875,000	873,906
Photo Holdings Merger Sub, Inc. 8.5% 10/1/26 (d)		2,960,000	2,969,886
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		10,149,000	10,754,895
			16,243,274
Leisure Products - 0.1%
Mattel, Inc.:
5.45% 11/1/41		380,000	447,876
5.875% 12/15/27(d)		600,000	639,000
6.2% 10/1/40		610,000	779,397
Vista Outdoor, Inc. 4.5% 3/15/29 (d)		1,425,000	1,421,438
			3,287,711
Multiline Retail - 0.0%
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (d)		1,220,000	1,224,868
Nordstrom, Inc.:
4.25% 8/1/31		740,000	708,517
4.375% 4/1/30		495,000	485,768
			2,419,153
Specialty Retail - 0.7%
Adient U.S. LLC 9% 4/15/25 (d)		900,000	954,000
Ambience Merger Sub, Inc.:
4.875% 7/15/28(d)		250,000	247,500
7.125% 7/15/29(d)		2,695,000	2,607,413
Asbury Automotive Group, Inc.:
4.625% 11/15/29(d)		780,000	784,926
5% 2/15/32(d)		905,000	910,760
Bath & Body Works, Inc.:
5.25% 2/1/28		240,000	257,400
6.625% 10/1/30(d)		2,135,000	2,368,484
6.694% 1/15/27		780,000	879,450
6.95% 3/1/33		720,000	818,381
7.5% 6/15/29		745,000	830,101
Constellation Automotive Financing PLC 4.875% 7/15/27 (d)	GBP	360,000	464,610
Foot Locker, Inc. 4% 10/1/29 (d)		2,950,000	2,920,500
Gap, Inc.:
3.625% 10/1/29(d)		325,000	310,954
3.875% 10/1/31(d)		975,000	933,095
Jaguar Land Rover Automotive PLC:
5.875% 1/15/28(d)		845,000	855,017
7.75% 10/15/25(d)		2,485,000	2,656,639
LBM Acquisition LLC 6.25% 1/15/29 (d)		1,550,000	1,483,660
LCM Investments Holdings 4.875% 5/1/29 (d)		2,730,000	2,719,435
Metis Merger Sub LLC 6.5% 5/15/29 (d)		4,540,000	4,437,850
Park River Holdings, Inc. 5.625% 2/1/29 (d)		3,800,000	3,600,500
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(d)		250,000	253,026
7.75% 2/15/29(d)		3,500,000	3,740,625
Rent-A-Center, Inc. 6.375% 2/15/29 (d)		345,000	353,773
Sally Holdings LLC 8.75% 4/30/25 (d)		800,000	854,000
Specialty Building Products Holdings LLC 6.375% 9/30/26 (d)		1,140,000	1,181,416
			37,423,515
Textiles, Apparel & Luxury Goods - 0.2%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		930,000	927,694
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,565,000	1,590,431
The William Carter Co.:
5.5% 5/15/25(d)		1,150,000	1,194,781
5.625% 3/15/27(d)		1,030,000	1,060,426
Wolverine World Wide, Inc. 4% 8/15/29 (d)		3,180,000	3,084,600
			7,857,932
TOTAL CONSUMER DISCRETIONARY			377,347,770

CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		2,725,000	2,696,987
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		5,760,000	5,593,536
			8,290,523
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		6,125,000	6,070,181
4.875% 2/15/30(d)		2,500,000	2,657,075
5.875% 2/15/28(d)		3,210,000	3,378,878
7.5% 3/15/26(d)		350,000	373,604
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,010,000	4,667,817
Iceland Bondco PLC 4.625% 3/15/25 (Reg. S)	GBP	1,055,000	1,276,818
New Albertsons LP:
7.45% 8/1/29		615,000	704,175
8% 5/1/31		415,000	493,850
Performance Food Group, Inc. 5.5% 10/15/27 (d)		2,219,000	2,285,570
Sigma Holdco BV 7.875% 5/15/26 (d)		505,000	488,966
U.S. Foods, Inc.:
4.625% 6/1/30(d)		1,235,000	1,241,175
4.75% 2/15/29(d)		1,985,000	2,009,614
United Natural Foods, Inc. 6.75% 10/15/28 (d)		890,000	953,413
			26,601,136
Food Products - 0.9%
B&G Foods, Inc. 5.25% 9/15/27		3,305,000	3,358,706
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28(d)		1,200,000	1,218,000
7.5% 4/15/25(d)		1,575,000	1,628,156
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		50,000	53,925
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31(d)		2,385,000	2,409,327
5.5% 1/15/30(d)		2,775,000	2,976,715
6.5% 4/15/29(d)		6,255,000	6,849,225
Kraft Heinz Foods Co.:
4.375% 6/1/46		2,250,000	2,604,010
4.875% 10/1/49		2,035,000	2,537,150
5% 6/4/42		825,000	1,007,979
5.2% 7/15/45		650,000	827,285
5.5% 6/1/50		1,325,000	1,796,723
6.5% 2/9/40		400,000	569,819
6.875% 1/26/39		690,000	1,010,280
7.125% 8/1/39(d)		525,000	787,921
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		3,215,000	3,205,982
4.375% 1/31/32(d)		1,100,000	1,093,928
Pilgrim's Pride Corp. 5.875% 9/30/27 (d)		3,865,000	4,058,250
Post Holdings, Inc.:
4.5% 9/15/31(d)		3,335,000	3,218,342
4.625% 4/15/30(d)		3,304,000	3,262,700
5.5% 12/15/29(d)		2,114,000	2,186,848
5.625% 1/15/28(d)		690,000	710,224
5.75% 3/1/27(d)		580,000	597,441
TreeHouse Foods, Inc. 4% 9/1/28		850,000	805,894
			48,774,830
Household Products - 0.1%
Central Garden & Pet Co.:
4.125% 10/15/30		47,000	46,965
4.125% 4/30/31(d)		750,000	751,875
Diamond BC BV 4.625% 10/1/29 (d)		2,040,000	1,994,100
Energizer Holdings, Inc.:
4.375% 3/31/29(d)		500,000	474,380
4.75% 6/15/28(d)		559,000	551,266
Spectrum Brands Holdings, Inc.:
5% 10/1/29(d)		480,000	505,258
5.5% 7/15/30(d)		10,000	10,654
			4,334,498
Personal Products - 0.0%
Prestige Brands, Inc. 3.75% 4/1/31 (d)		1,357,000	1,300,176

Tobacco - 0.1%
Vector Group Ltd. 5.75% 2/1/29 (d)		3,500,000	3,329,375

TOTAL CONSUMER STAPLES			92,630,538

ENERGY - 5.6%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (d)		865,000	899,600
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	533,313
Nabors Industries Ltd.:
7.25% 1/15/26(d)		1,420,000	1,221,200
7.5% 1/15/28(d)		3,400,000	2,890,000
Nabors Industries, Inc.:
5.75% 2/1/25		2,300,000	1,922,294
7.375% 5/15/27(d)		75,000	73,500
Precision Drilling Corp.:
6.875% 1/15/29(d)		525,000	510,563
7.125% 1/15/26(d)		1,000,000	1,006,690
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		894,450	840,783
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		519,999	519,999
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		1,015,050	995,652
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		665,000	631,750
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		668,250	661,568
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		887,314	847,385
Transocean, Inc.:
7.5% 1/15/26(d)		1,676,000	1,189,960
8% 2/1/27(d)		625,000	425,000
11.5% 1/30/27(d)		500,000	470,000
U.S.A. Compression Partners LP:
6.875% 4/1/26		780,000	793,650
6.875% 9/1/27		580,000	594,842
			17,027,749
Oil, Gas & Consumable Fuels - 5.3%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (d)		2,640,000	2,791,800
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		1,521,000	1,537,685
5.75% 3/1/27(d)		1,775,000	1,784,745
5.75% 1/15/28(d)		1,710,000	1,757,196
7.875% 5/15/26(d)		525,000	562,217
Antero Resources Corp.:
5% 3/1/25		2,890,000	2,904,450
5.375% 3/1/30(d)		1,750,000	1,804,688
7.625% 2/1/29(d)		1,272,000	1,394,875
8.375% 7/15/26(d)		529,000	586,529
Apache Corp.:
5.1% 9/1/40		875,000	948,728
5.25% 2/1/42		125,000	138,125
5.35% 7/1/49		200,000	228,030
7.75% 12/15/29		625,000	771,875
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26(d)		955,000	969,325
9% 11/1/27(d)		836,000	1,124,420
Cheniere Energy Partners LP:
3.25% 1/31/32(d)		885,000	859,556
4% 3/1/31(d)		2,375,000	2,422,500
Cheniere Energy, Inc. 4.625% 10/15/28		7,026,000	7,236,780
Chesapeake Energy Corp.:
5.5% 2/1/26(d)		750,000	778,125
5.875% 2/1/29(d)		775,000	821,500
Citgo Holding, Inc. 9.25% 8/1/24 (d)		5,285,000	5,152,875
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		4,261,000	4,261,000
7% 6/15/25(d)		10,073,000	10,173,730
CNX Midstream Partners LP 4.75% 4/15/30 (d)		350,000	344,750
CNX Resources Corp. 7.25% 3/14/27 (d)		2,621,000	2,766,885
Comstock Resources, Inc.:
5.875% 1/15/30(d)		4,485,000	4,492,041
6.75% 3/1/29(d)		5,375,000	5,590,000
7.5% 5/15/25(d)		468,000	479,700
Continental Resources, Inc.:
4.9% 6/1/44		285,000	316,119
5.75% 1/15/31(d)		1,445,000	1,683,107
Coronado Finance Pty Ltd. 10.75% 5/15/26 (d)		923,000	996,563
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		7,624,000	7,624,000
5.75% 4/1/25		648,000	649,915
6% 2/1/29(d)		2,605,000	2,634,306
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		1,000,000	1,005,920
CVR Energy, Inc.:
5.25% 2/15/25(d)		1,694,000	1,613,704
5.75% 2/15/28(d)		4,322,000	4,082,086
DCP Midstream Operating LP:
5.125% 5/15/29		920,000	1,020,188
5.625% 7/15/27		1,960,000	2,189,104
6.75% 9/15/37(d)		1,350,000	1,782,000
8.125% 8/16/30		1,540,000	2,059,750
Delek Logistics Partners LP 7.125% 6/1/28 (d)		2,015,000	2,085,525
DT Midstream, Inc. 4.125% 6/15/29 (d)		250,000	248,438
EG Global Finance PLC:
6.75% 2/7/25(d)		4,685,000	4,720,138
8.5% 10/30/25(d)		4,239,000	4,358,243
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28(d)		4,602,000	4,786,080
6.625% 7/15/25(d)		600,000	630,750
EnLink Midstream LLC 5.625% 1/15/28 (d)		390,000	399,750
EQM Midstream Partners LP:
4.125% 12/1/26		475,000	475,000
5.5% 7/15/28		50,000	53,000
6.5% 7/1/27(d)		1,967,000	2,124,360
EQT Corp.:
3.9% 10/1/27		2,338,000	2,437,459
6.625% 2/1/25(f)		1,115,000	1,240,315
7.5% 2/1/30		2,297,000	2,898,837
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,145,000	2,198,625
7% 8/1/27		1,212,000	1,248,360
Gulfport Energy Corp. 8% 5/17/26 (d)		1,200,000	1,290,000
Harvest Midstream I LP 7.5% 9/1/28 (d)		1,525,000	1,580,251
Hess Midstream Partners LP:
4.25% 2/15/30(d)		315,000	304,778
5.125% 6/15/28(d)		1,220,000	1,247,450
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		1,120,000	1,101,912
6% 2/1/31(d)		1,190,000	1,183,039
6.25% 11/1/28(d)		2,000,000	2,030,000
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		1,800,000	1,791,000
Independence Energy Finance LLC 7.25% 5/1/26 (d)		1,630,000	1,690,310
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)		3,630,000	3,712,546
MEG Energy Corp.:
5.875% 2/1/29(d)		1,830,000	1,815,726
7.125% 2/1/27(d)		2,732,000	2,793,470
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(g)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		425,000	409,341
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		4,735,000	4,476,138
6.75% 9/15/25(d)		5,109,000	4,905,917
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		9,850,000	9,779,523
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		2,315,000	2,205,871
Occidental Petroleum Corp.:
3% 2/15/27		1,572,000	1,519,401
4.1% 2/15/47		500,000	476,250
4.4% 4/15/46		400,000	393,064
4.625% 6/15/45		225,000	227,216
5.5% 12/1/25		100,000	106,921
5.55% 3/15/26		150,000	160,355
5.875% 9/1/25		225,000	241,686
6.125% 1/1/31		3,010,000	3,507,553
6.375% 9/1/28		680,000	775,200
6.45% 9/15/36		855,000	1,061,688
6.625% 9/1/30		335,000	401,889
7.15% 5/15/28		1,325,000	1,523,750
7.5% 5/1/31		4,115,000	5,186,690
7.875% 9/15/31		700,000	911,750
7.95% 6/15/39		1,225,000	1,592,500
8.5% 7/15/27		1,640,000	1,990,222
8.875% 7/15/30		5,600,000	7,353,780
Ovintiv, Inc.:
6.5% 8/15/34		160,000	204,127
6.5% 2/1/38		550,000	700,690
Parkland Corp.:
4.5% 10/1/29(d)		1,075,000	1,056,317
4.625% 5/1/30(d)		950,000	936,387
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		4,948,000	4,576,900
Petroleos Mexicanos:
6.625% 6/15/35		1,460,000	1,342,561
7.69% 1/23/50		1,795,000	1,610,671
Range Resources Corp.:
4.875% 5/15/25		1,800,000	1,836,378
5% 3/15/23		1,104,000	1,119,158
8.25% 1/15/29(d)		520,000	573,227
9.25% 2/1/26		1,275,000	1,369,694
Rockcliff Energy II LLC 5.5% 10/15/29 (d)		880,000	888,219
Rockies Express Pipeline LLC:
3.6% 5/15/25(d)		435,000	445,832
4.8% 5/15/30(d)		100,000	103,500
4.95% 7/15/29(d)		1,070,000	1,122,163
6.875% 4/15/40(d)		385,000	429,275
7.5% 7/15/38(d)		2,800,000	3,094,000
SM Energy Co.:
5.625% 6/1/25		895,000	886,050
6.5% 7/15/28		920,000	929,200
6.75% 9/15/26		290,000	290,725
Southwestern Energy Co.:
5.375% 2/1/29		300,000	309,000
5.375% 3/15/30		2,800,000	2,915,500
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,535,000	2,500,778
4.5% 4/30/30(d)		1,225,000	1,212,750
5.875% 3/15/28		140,000	146,300
6% 4/15/27		200,000	207,254
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		2,398,000	2,341,048
6% 3/1/27(d)		8,970,000	9,194,250
6% 12/31/30(d)		5,885,000	5,815,189
6% 9/1/31(d)		2,605,000	2,520,338
7.5% 10/1/25(d)		1,875,000	1,987,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32(d)		4,690,000	4,844,864
4.875% 2/1/31		2,110,000	2,262,975
5% 1/15/28		250,000	258,473
5.375% 2/1/27		3,800,000	3,885,500
6.5% 7/15/27		1,585,000	1,685,996
6.875% 1/15/29		3,505,000	3,882,418
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		2,870,000	2,881,911
4.125% 8/15/31(d)		3,140,000	3,211,152
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		4,180,000	4,451,700
Western Gas Partners LP:
4.35% 2/1/25(e)		500,000	517,500
5.3% 2/1/30		2,600,000	2,798,380
5.45% 4/1/44		75,000	86,625
5.5% 8/15/48		1,025,000	1,183,875
6.5% 2/1/50		350,000	399,714
			277,009,023
TOTAL ENERGY			294,036,772

FINANCIALS - 2.6%
Capital Markets - 0.2%
AssuredPartners, Inc. 5.625% 1/15/29 (d)		790,000	758,400
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		800,000	776,000
Coinbase Global, Inc. 3.375% 10/1/28 (d)		1,360,000	1,278,400
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,645,000	1,642,533
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)		2,050,000	2,050,000
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		590,000	597,375
LPL Holdings, Inc.:
4% 3/15/29(d)		4,600,000	4,619,274
4.375% 5/15/31(d)		240,000	241,200
MSCI, Inc.:
3.25% 8/15/33(d)		655,000	653,140
4% 11/15/29(d)		875,000	906,719
			13,523,041
Consumer Finance - 0.7%
Cobra AcquisitionCo LLC 6.375% 11/1/29 (d)		1,170,000	1,155,375
Ford Motor Credit Co. LLC 5.125% 6/16/25		1,575,000	1,702,386
goeasy Ltd.:
4.375% 5/1/26(d)		1,075,000	1,099,188
5.375% 12/1/24(d)		100,000	102,444
LFS Topco LLC 5.875% 10/15/26 (d)		475,000	491,563
Navient Corp.:
4.875% 3/15/28		1,680,000	1,634,606
5% 3/15/27		3,230,000	3,241,725
5.5% 3/15/29		2,890,000	2,850,552
6.125% 3/25/24		2,435,000	2,552,099
6.75% 6/25/25		1,255,000	1,352,263
6.75% 6/15/26		700,000	756,350
OneMain Finance Corp.:
3.5% 1/15/27		1,485,000	1,433,025
3.875% 9/15/28		2,350,000	2,267,750
4% 9/15/30		875,000	844,375
5.375% 11/15/29		2,865,000	3,014,968
6.125% 3/15/24		880,000	924,000
6.625% 1/15/28		3,701,000	4,099,487
6.875% 3/15/25		1,405,000	1,545,500
7.125% 3/15/26		3,119,000	3,507,011
PROG Holdings, Inc. 6% 11/15/29 (d)		1,920,000	1,896,595
SLM Corp. 4.2% 10/29/25		700,000	729,645
			37,200,907
Diversified Financial Services - 0.8%
Cosan Luxembourg SA 7% 1/20/27 (d)		1,315,000	1,360,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		2,000,000	1,935,000
5.25% 5/15/27		7,146,000	7,271,055
6.25% 5/15/26		4,725,000	4,854,938
MidCap Financial Issuer Trust:
5.625% 1/15/30(d)		1,305,000	1,233,225
6.5% 5/1/28(d)		2,570,000	2,621,400
MPH Acquisition Holdings LLC 5.5% 9/1/28 (d)		2,350,000	2,276,234
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (d)		1,665,000	1,677,488
United Shore Financial Services LLC:
5.5% 4/15/29(d)		870,000	828,318
5.75% 6/15/27(d)		1,175,000	1,154,438
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25(d)		3,625,000	3,353,125
9.5% 7/1/25(d)		825,000	901,313
Verscend Escrow Corp. 9.75% 8/15/26 (d)		5,265,000	5,529,277
VMED O2 UK Financing I PLC:
4.25% 1/31/31(d)		1,692,000	1,618,787
4.75% 7/15/31(d)		3,550,000	3,514,500
			40,129,548
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		1,875,000	1,793,419
7% 11/15/25(d)		1,160,000	1,149,850
10.125% 8/1/26(d)		4,035,000	4,357,800
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		2,279,000	2,221,501
5.875% 11/1/29(d)		780,000	759,845
6.75% 10/15/27(d)		7,935,000	8,017,445
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,165,000	4,098,277
GTCR AP Finance, Inc. 8% 5/15/27 (d)		1,035,000	1,058,883
HUB International Ltd. 5.625% 12/1/29 (d)		1,915,000	1,910,940
			25,367,960
Thrifts & Mortgage Finance - 0.4%
Enact Holdings, Inc. 6.5% 8/15/25 (d)		1,565,000	1,701,617
Freedom Mortgage Corp.:
6.625% 1/15/27(d)		1,300,000	1,222,000
7.625% 5/1/26(d)		1,575,000	1,520,285
Home Point Capital, Inc. 5% 2/1/26 (d)		3,350,000	3,100,660
LD Holdings Group LLC:
6.125% 4/1/28(d)		1,625,000	1,491,588
6.5% 11/1/25(d)		675,000	645,104
MGIC Investment Corp. 5.25% 8/15/28		70,000	72,275
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30(d)		2,015,000	1,936,919
5.5% 8/15/28(d)		2,530,000	2,520,513
6% 1/15/27(d)		1,837,000	1,896,758
PennyMac Financial Services, Inc.:
4.25% 2/15/29(d)		3,460,000	3,183,200
5.375% 10/15/25(d)		2,210,000	2,221,050
			21,511,969
TOTAL FINANCIALS			137,733,425

HEALTH CARE - 3.8%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		647,000	614,456
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		1,470,000	1,455,300
			2,069,756
Health Care Equipment & Supplies - 0.5%
AdaptHealth LLC:
4.625% 8/1/29(d)		2,463,000	2,413,284
5.125% 3/1/30(d)		1,255,000	1,241,684
6.125% 8/1/28(d)		785,000	829,745
Avantor Funding, Inc. 3.875% 11/1/29 (d)		1,980,000	1,977,525
Hologic, Inc.:
3.25% 2/15/29(d)		1,035,000	1,015,594
4.625% 2/1/28(d)		110,000	114,125
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29(d)		8,585,000	8,477,688
5.25% 10/1/29(d)		9,495,000	9,483,131
Teleflex, Inc. 4.25% 6/1/28 (d)		270,000	272,700
			25,825,476
Health Care Providers & Services - 2.0%
180 Medical, Inc. 3.875% 10/15/29 (d)		1,230,000	1,207,811
AMN Healthcare:
4% 4/15/29(d)		1,897,000	1,911,228
4.625% 10/1/27(d)		640,000	657,600
Cano Health, Inc. 6.25% 10/1/28 (d)		2,580,000	2,529,638
Centene Corp. 3.375% 2/15/30		1,695,000	1,707,106
Community Health Systems, Inc.:
4.75% 2/15/31(d)		1,465,000	1,443,029
5.625% 3/15/27(d)		4,385,000	4,494,625
6% 1/15/29(d)		3,145,000	3,270,800
6.125% 4/1/30(d)		4,145,000	3,968,838
6.875% 4/15/29(d)		3,120,000	3,066,562
8% 3/15/26(d)		3,080,000	3,218,600
8% 12/15/27(d)		2,945,000	3,149,766
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		2,445,000	2,267,065
4.625% 6/1/30(d)		9,705,000	9,583,688
HCA Holdings, Inc.:
3.5% 9/1/30		2,850,000	2,966,779
5.625% 9/1/28		275,000	318,313
5.875% 2/1/29		680,000	798,150
7.05% 12/1/27		515,000	634,897
HealthEquity, Inc. 4.5% 10/1/29 (d)		2,720,000	2,686,000
LifePoint Health, Inc.:
4.375% 2/15/27(d)		624,000	614,316
6.75% 4/15/25(d)		800,000	831,000
MEDNAX, Inc. 6.25% 1/15/27 (d)		2,525,000	2,635,343
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		435,000	431,738
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		855,000	859,275
Option Care Health, Inc. 4.375% 10/31/29 (d)		2,835,000	2,821,392
Prime Healthcare Services 7.25% 11/1/25 (d)		3,050,000	3,210,735
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,010,000	2,049,436
Regionalcare Hospital Partners 9.75% 12/1/26 (d)		2,823,000	2,960,621
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (d)		875,000	842,713
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		2,855,000	2,819,313
Select Medical Corp. 6.25% 8/15/26 (d)		770,000	808,431
Tenet Healthcare Corp.:
4.25% 6/1/29(d)		4,425,000	4,380,750
4.375% 1/15/30(d)(h)		5,205,000	5,187,719
4.625% 7/15/24		1,388,000	1,400,089
4.625% 6/15/28(d)		1,614,000	1,646,942
4.875% 1/1/26(d)		800,000	818,000
6.125% 10/1/28(d)		12,790,000	13,063,706
6.25% 2/1/27(d)		3,850,000	3,989,563
6.875% 11/15/31		2,695,000	3,072,300
7.5% 4/1/25(d)		2,150,000	2,260,768
Vizient, Inc. 6.25% 5/15/27 (d)		75,000	78,188
			106,662,833
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		625,000	617,969
4.25% 5/1/28(d)		120,000	121,646
			739,615
Pharmaceuticals - 1.2%
Bausch Health Companies, Inc.:
4.875% 6/1/28(d)		3,510,000	3,457,350
5% 1/30/28(d)		6,245,000	5,553,554
5% 2/15/29(d)		1,025,000	878,938
5.25% 1/30/30(d)		4,992,000	4,280,640
5.25% 2/15/31(d)		959,000	823,023
6.25% 2/15/29(d)		7,623,000	6,909,678
7% 1/15/28(d)		2,295,000	2,214,675
7.25% 5/30/29(d)		2,275,000	2,158,406
Catalent Pharma Solutions:
3.125% 2/15/29(d)		675,000	643,579
3.5% 4/1/30(d)		3,125,000	3,035,625
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/29 (d)		650,000	636,708
Jazz Securities DAC 4.375% 1/15/29 (d)		4,925,000	5,017,689
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		3,590,000	3,581,761
5.125% 4/30/31(d)		5,925,000	6,050,906
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		1,565,000	1,562,120
5.125% 5/9/29		1,420,000	1,387,624
6% 4/15/24		390,000	405,501
6.75% 3/1/28		1,500,000	1,605,923
7.125% 1/31/25		2,850,000	3,042,375
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27(d)		6,204,000	6,380,070
9.25% 4/1/26(d)		2,385,000	2,498,264
			62,124,409
TOTAL HEALTH CARE			197,422,089

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28(d)		4,315,000	4,282,638
7.125% 6/15/26(d)		2,350,000	2,424,378
7.5% 12/1/24(d)		3,050,000	3,164,375
7.5% 3/15/25(d)		8,628,000	8,793,744
7.875% 4/15/27(d)		13,490,000	13,881,480
BWX Technologies, Inc. 4.125% 6/30/28 (d)		3,295,000	3,295,000
Moog, Inc. 4.25% 12/15/27 (d)		2,642,000	2,683,413
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		1,700,000	1,778,625
The Boeing Co.:
5.15% 5/1/30		3,230,000	3,746,776
5.805% 5/1/50		3,610,000	4,869,204
5.93% 5/1/60		2,425,000	3,351,944
TransDigm, Inc.:
4.625% 1/15/29		4,515,000	4,325,505
5.5% 11/15/27		8,359,000	8,411,244
6.25% 3/15/26(d)		4,840,000	5,021,500
7.5% 3/15/27		950,000	990,375
8% 12/15/25(d)		1,815,000	1,912,556
			72,932,757
Airlines - 0.5%
Air Canada 4.625% 8/15/29 (d)	CAD	720,000	562,755
American Airlines Group, Inc. 3.75% 3/1/25 (d)		980,000	872,200
American Airlines, Inc. 11.75% 7/15/25 (d)		3,160,000	3,831,500
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(d)		2,760,000	2,818,650
5.75% 4/20/29(d)		5,395,000	5,626,365
Delta Air Lines, Inc.:
7% 5/1/25(d)		1,055,000	1,212,112
7.375% 1/15/26		1,450,000	1,677,522
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		1,030,000	1,128,901
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		1,815,000	1,854,694
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		1,430,000	1,526,525
United Airlines, Inc.:
4.375% 4/15/26(d)		1,400,000	1,405,572
4.625% 4/15/29(d)		1,180,000	1,173,722
			23,690,518
Building Products - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,250,000	1,292,400
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (d)		1,500,000	1,563,750
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		245,000	235,200
Griffon Corp. 5.75% 3/1/28		2,550,000	2,628,094
Jeld-Wen, Inc.:
4.625% 12/15/25(d)		450,000	453,938
4.875% 12/15/27(d)		1,276,000	1,304,710
Masonite International Corp.:
3.5% 2/15/30(d)		725,000	701,829
5.375% 2/1/28(d)		100,000	104,125
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (d)		785,000	783,038
PGT Innovations, Inc. 4.375% 10/1/29 (d)		1,124,000	1,114,165
Shea Homes Ltd. Partnership/Corp. 4.75% 2/15/28 (d)		2,250,000	2,244,375
Standard Industries, Inc./New Jersey:
3.375% 1/15/31(d)		950,000	875,188
4.375% 7/15/30(d)		2,520,000	2,479,050
4.75% 1/15/28(d)		1,856,000	1,869,920
5% 2/15/27(d)		180,000	184,529
			17,834,311
Commercial Services & Supplies - 1.3%
ACCO Brands Corp. 4.25% 3/15/29 (d)		1,800,000	1,759,500
ADT Corp. 4.125% 8/1/29 (d)		2,850,000	2,773,406
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(d)		4,630,000	4,398,500
6.625% 7/15/26(d)		3,654,000	3,755,216
9.75% 7/15/27(d)		3,310,000	3,467,225
APi Escrow Corp. 4.75% 10/15/29 (d)		675,000	683,438
APX Group, Inc. 6.75% 2/15/27 (d)		1,060,000	1,101,923
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		2,615,000	2,530,013
4.625% 6/1/28(d)		2,835,000	2,742,863
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		3,719,000	3,663,215
CoreCivic, Inc. 8.25% 4/15/26		5,020,000	5,168,040
GFL Environmental, Inc.:
4% 8/1/28(d)		450,000	436,536
4.375% 8/15/29(d)		2,170,000	2,111,063
4.75% 6/15/29(d)		1,515,000	1,514,803
Intrado Corp. 8.5% 10/15/25 (d)		1,417,000	1,332,051
IPD BV 5.5% 12/1/25 (d)	EUR	245,000	283,481
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		2,315,000	2,337,456
Madison IAQ LLC:
4.125% 6/30/28(d)		4,270,000	4,131,225
5.875% 6/30/29(d)		4,240,000	4,079,092
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		1,470,000	1,421,549
4.75% 7/15/31(d)		600,000	582,000
5.625% 10/1/28(d)		3,524,000	3,597,229
5.875% 10/1/30(d)		2,139,000	2,225,373
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,050,000	1,055,250
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27(d)		47,000	44,474
5.75% 4/15/26(d)		1,137,000	1,202,378
6.25% 1/15/28(d)		1,845,000	1,874,668
Staples, Inc.:
7.5% 4/15/26(d)		3,015,000	2,993,624
10.75% 4/15/27(d)		2,495,000	2,270,450
Stericycle, Inc. 3.875% 1/15/29 (d)		1,140,000	1,111,500
The Brink's Co. 4.625% 10/15/27 (d)		850,000	867,000
Verde Bidco SpA 4.625% 10/1/26 (d)	EUR	215,000	247,840
			67,762,381
Construction & Engineering - 0.3%
Amsted Industries, Inc.:
4.625% 5/15/30(d)		1,490,000	1,501,175
5.625% 7/1/27(d)		1,605,000	1,657,163
Cloud Crane LLC 10.125% 8/1/24 (d)		3,462,000	3,561,533
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		525,000	536,062
Pike Corp. 5.5% 9/1/28 (d)		3,569,000	3,601,194
Railworks Holdings LP 8.25% 11/15/28 (d)		1,290,000	1,312,575
SRS Distribution, Inc.:
4.625% 7/1/28(d)		695,000	696,644
6% 12/1/29(d)		2,695,000	2,664,735
			15,531,081
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/29 (d)		1,705,000	1,728,870
Wesco Distribution, Inc.:
7.125% 6/15/25(d)		1,975,000	2,086,232
7.25% 6/15/28(d)		1,015,000	1,103,813
			4,918,915
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27(d)		815,000	810,192
4.75% 6/15/29(d)		1,500,000	1,492,500
			2,302,692
Machinery - 0.3%
Hillenbrand, Inc.:
3.75% 3/1/31		445,000	437,346
5% 9/15/26(f)		25,000	27,756
5.75% 6/15/25		155,000	162,445
Meritor, Inc. 6.25% 6/1/25 (d)		735,000	763,481
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,615,000	1,615,000
Terex Corp. 5% 5/15/29 (d)		1,475,000	1,502,656
Titan International, Inc. 7% 4/30/28		1,325,000	1,361,438
Vertical Holdco GmbH 7.625% 7/15/28 (d)		3,170,000	3,310,526
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		6,415,000	6,523,606
Wabash National Corp. 4.5% 10/15/28 (d)		775,000	755,625
			16,459,879
Marine - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)		2,945,000	2,922,029

Professional Services - 0.2%
ASGN, Inc. 4.625% 5/15/28 (d)		620,000	635,934
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		4,335,000	4,356,718
4% 7/1/29(d)		390,000	391,950
CoreLogic, Inc. 4.5% 5/1/28 (d)		695,000	680,231
Science Applications International Corp. 4.875% 4/1/28 (d)		1,845,000	1,886,513
TriNet Group, Inc. 3.5% 3/1/29 (d)		2,100,000	2,074,800
			10,026,146
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75% 4/1/28(d)		525,000	533,531
5.75% 7/15/27(d)		1,450,000	1,493,500
Hertz Corp.:
4.625% 12/1/26(d)		425,000	418,897
5% 12/1/29(d)		800,000	784,000
Uber Technologies, Inc. 7.5% 9/15/27 (d)		3,635,000	3,943,975
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (d)		1,595,000	1,671,337
			8,845,240
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc. 5.625% 4/15/26 (d)		1,000,000	1,021,550
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (d)		1,725,000	1,690,500
Foundation Building Materials, Inc. 6% 3/1/29 (d)		1,625,000	1,552,119
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		5,935,000	5,768,850
United Rentals North America, Inc.:
3.75% 1/15/32		940,000	925,900
3.875% 2/15/31		2,550,000	2,558,307
4% 7/15/30		3,350,000	3,413,181
4.875% 1/15/28		1,410,000	1,476,975
5.25% 1/15/30		2,400,000	2,586,798
			20,994,180
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		2,740,000	2,603,575

TOTAL INDUSTRIALS			266,823,704

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
Commscope Technologies LLC 6% 6/15/25 (d)		1,040,000	1,003,600
CommScope, Inc.:
4.75% 9/1/29(d)		645,000	624,038
6% 3/1/26(d)		4,603,000	4,708,593
7.125% 7/1/28(d)		990,000	920,700
8.25% 3/1/27(d)		200,000	196,000
Hughes Satellite Systems Corp. 6.625% 8/1/26		3,210,000	3,563,100
SSL Robotics LLC 9.75% 12/31/23 (d)		1,581,000	1,704,318
ViaSat, Inc.:
5.625% 9/15/25(d)		2,625,000	2,652,904
5.625% 4/15/27(d)		1,155,000	1,179,809
6.5% 7/15/28(d)		355,000	361,557
Viavi Solutions, Inc. 3.75% 10/1/29 (d)		1,050,000	1,026,375
			17,940,994
Electronic Equipment & Components - 0.1%
Brightstar Escrow Corp. 9.75% 10/15/25 (d)		2,085,000	2,228,344
Sensata Technologies, Inc. 3.75% 2/15/31 (d)		750,000	736,875
TTM Technologies, Inc. 4% 3/1/29 (d)		4,485,000	4,351,257
			7,316,476
IT Services - 0.7%
Acuris Finance U.S. 5% 5/1/28 (d)		3,635,000	3,607,738
Alliance Data Systems Corp. 4.75% 12/15/24 (d)		1,775,000	1,799,406
Arches Buyer, Inc.:
4.25% 6/1/28(d)		2,160,000	2,138,400
6.125% 12/1/28(d)		1,440,000	1,453,968
CA Magnum Holdings 5.375% (d)(i)		250,000	255,313
CDW LLC/CDW Finance Corp. 3.25% 2/15/29		1,605,000	1,604,759
Gartner, Inc.:
3.625% 6/15/29(d)		2,225,000	2,211,094
3.75% 10/1/30(d)		1,520,000	1,516,200
4.5% 7/1/28(d)		1,185,000	1,231,571
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (d)		1,075,000	1,022,411
Presidio Holdings, Inc.:
4.875% 2/1/27(d)		660,000	667,286
8.25% 2/1/28(d)		865,000	898,519
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		2,825,000	2,647,053
5.375% 12/1/28(d)		11,645,000	11,237,425
Sabre GLBL, Inc.:
7.375% 9/1/25(d)		660,000	683,100
9.25% 4/15/25(d)		820,000	912,250
Tempo Acquisition LLC 5.75% 6/1/25 (d)		1,505,000	1,563,319
Twilio, Inc. 3.875% 3/15/31		705,000	699,713
			36,149,525
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25(d)		490,000	498,835
6.875% 8/1/25(d)		1,085,000	1,104,563
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,080,000	5,934,080
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		2,505,000	2,462,490
4.875% 7/1/29(d)		1,945,000	1,904,641
Elastic NV 4.125% 7/15/29 (d)		2,225,000	2,180,500
Fair Isaac Corp. 5.25% 5/15/26 (d)		1,225,000	1,345,969
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		3,105,000	3,181,694
LogMeIn, Inc. 5.5% 9/1/27 (d)		480,000	477,600
MicroStrategy, Inc. 6.125% 6/15/28 (d)		1,065,000	1,067,663
NCR Corp.:
5% 10/1/28(d)		675,000	681,750
5.125% 4/15/29(d)		1,725,000	1,743,199
5.25% 10/1/30(d)		1,805,000	1,830,577
NortonLifeLock, Inc. 5% 4/15/25 (d)		1,300,000	1,313,000
Open Text Corp.:
3.875% 2/15/28(d)		550,000	544,500
3.875% 12/1/29(d)		1,980,000	1,968,278
5.875% 6/1/26(d)		325,000	334,588
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		1,285,000	1,323,550
			29,897,477
TOTAL INFORMATION TECHNOLOGY			91,304,472

MATERIALS - 3.5%
Chemicals - 1.3%
Avient Corp. 5.75% 5/15/25 (d)		100,000	103,627
Axalta Coating Systems LLC 3.375% 2/15/29 (d)		1,385,000	1,315,965
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		1,285,000	1,327,983
Consolidated Energy Finance SA 6.5% 5/15/26 (d)		570,000	585,675
Cornerstone Chemical Co. 6.75% 8/15/24 (d)		2,050,000	1,804,000
CVR Partners LP 6.125% 6/15/28 (d)		2,070,000	2,148,039
Element Solutions, Inc. 3.875% 9/1/28 (d)		1,177,000	1,165,230
EverArc Escrow SARL 5% 10/30/29 (d)		765,000	745,875
Gpd Companies, Inc. 10.125% 4/1/26 (d)		1,535,000	1,630,938
GrafTech Finance, Inc. 4.625% 12/15/28 (d)		1,985,000	2,009,217
Hexion, Inc. 7.875% 7/15/27 (d)		1,550,000	1,643,186
Ingevity Corp. 3.875% 11/1/28 (d)		250,000	239,448
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		3,150,000	3,124,430
7% 12/31/27(d)		2,160,000	2,073,600
LSB Industries, Inc. 6.25% 10/15/28 (d)		275,000	283,954
Methanex Corp.:
5.125% 10/15/27		3,311,000	3,459,995
5.25% 12/15/29		565,000	590,425
5.65% 12/1/44		1,567,000	1,580,993
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		865,000	847,700
4.875% 6/1/24(d)		800,000	829,000
5.25% 6/1/27(d)		2,575,000	2,703,750
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		2,055,000	1,983,075
6.25% 10/1/29(d)		600,000	575,994
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (d)		2,575,000	2,620,063
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (d)		575,000	530,363
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		705,000	711,183
SPCM SA 3.375% 3/15/30 (d)		600,000	573,000
The Chemours Co. LLC:
4.625% 11/15/29(d)		2,665,000	2,575,056
5.375% 5/15/27		1,300,000	1,358,767
5.75% 11/15/28(d)		7,395,000	7,579,875
The Scotts Miracle-Gro Co.:
4% 4/1/31(d)		1,275,000	1,239,447
4.375% 2/1/32(d)		650,000	644,001
4.5% 10/15/29		705,000	727,913
TPC Group, Inc.:
10.5% 8/1/24(d)		4,960,000	3,521,600
10.875% 8/1/24(d)		911,763	964,189
Tronox, Inc.:
4.625% 3/15/29(d)		4,250,000	4,122,500
6.5% 5/1/25(d)		1,700,000	1,778,625
Unifrax Escrow Issuer Corp.:
5.25% 9/30/28(d)		625,000	614,298
7.5% 9/30/29(d)		400,000	388,000
Univar Solutions U.S.A., Inc. 5.125% 12/1/27 (d)		1,510,000	1,577,950
Valvoline, Inc.:
3.625% 6/15/31(d)		750,000	718,125
4.25% 2/15/30(d)		1,389,000	1,377,055
W.R. Grace Holding LLC:
4.875% 6/15/27(d)		720,000	714,375
5.625% 8/15/29(d)		4,050,000	4,072,397
			71,180,881
Construction Materials - 0.2%
SRM Escrow Issuer LLC 6% 11/1/28 (d)		3,950,000	4,087,539
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(d)		1,130,000	1,176,127
6.5% 3/15/27(d)		2,375,000	2,467,031
White Cap Buyer LLC 6.875% 10/15/28 (d)		1,745,000	1,779,900
			9,510,597
Containers & Packaging - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		3,805,000	3,890,613
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)		1,240,000	1,205,296
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		605,000	611,843
5.25% 8/15/27(d)		610,000	597,800
5.25% 8/15/27(d)		1,884,000	1,846,320
BWAY Holding Co.:
7.25% 4/15/25(d)		885,000	867,893
8.5% 4/15/24(d)		400,000	412,000
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		970,000	989,400
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		1,275,000	1,267,184
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (d)(f)		1,066,000	1,105,975
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		1,287,000	1,303,088
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		1,470,000	1,455,300
OI European Group BV 4.75% 2/15/30 (d)		1,525,000	1,523,445
Owens-Brockway Glass Container, Inc.:
6.375% 8/15/25(d)		650,000	700,375
6.625% 5/13/27(d)		1,775,000	1,857,116
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (d)		1,100,000	1,069,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (d)		125,000	120,000
TriMas Corp. 4.125% 4/15/29 (d)		625,000	625,000
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		1,839,000	1,898,436
8.5% 8/15/27(d)		2,547,000	2,661,615
			26,008,449
Metals & Mining - 1.4%
Alcoa Nederland Holding BV:
5.5% 12/15/27(d)		1,340,000	1,421,847
6.125% 5/15/28(d)		940,000	1,001,100
Allegheny Technologies, Inc.:
4.875% 10/1/29		2,020,000	1,995,821
5.125% 10/1/31		825,000	814,770
5.875% 12/1/27		3,335,000	3,471,968
Arconic Corp. 6.125% 2/15/28 (d)		1,550,000	1,611,721
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		3,476,000	3,728,010
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		690,000	704,663
Constellium NV:
3.75% 4/15/29(d)		975,000	926,250
5.875% 2/15/26(d)		879,000	888,994
Eldorado Gold Corp. 6.25% 9/1/29 (d)		2,850,000	2,868,155
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		2,185,000	2,217,775
6.875% 3/1/26(d)		1,080,000	1,119,150
6.875% 10/15/27(d)		4,470,000	4,699,646
7.25% 4/1/23(d)		4,405,000	4,482,308
7.5% 4/1/25(d)		1,081,000	1,107,539
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31(d)		1,355,000	1,366,734
4.5% 9/15/27(d)		20,000	20,724
Freeport-McMoRan, Inc.:
4.375% 8/1/28		1,175,000	1,225,208
4.55% 11/14/24		900,000	962,577
4.625% 8/1/30		775,000	818,373
5.4% 11/14/34		2,215,000	2,635,850
5.45% 3/15/43		2,840,000	3,500,044
Hecla Mining Co. 7.25% 2/15/28		4,830,000	5,168,100
HudBay Minerals, Inc.:
4.5% 4/1/26(d)		2,005,000	1,969,913
6.125% 4/1/29(d)		3,619,000	3,754,713
IAMGOLD Corp. 5.75% 10/15/28 (d)		1,025,000	997,120
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)		930,000	1,016,025
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		1,625,000	1,578,281
4.625% 3/1/28(d)		1,264,000	1,238,000
New Gold, Inc.:
6.375% 5/15/25(d)		823,000	839,460
7.5% 7/15/27(d)		3,365,000	3,520,631
Novelis Corp.:
3.875% 8/15/31(d)		750,000	723,750
4.75% 1/30/30(d)		2,085,000	2,105,183
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,815,000	2,808,666
TMS International Corp. 6.25% 4/15/29 (d)		325,000	326,625
United States Steel Corp. 6.875% 3/1/29		1,910,000	2,000,725
Warrior Met Coal, Inc. 7.875% 12/1/28 (d)(h)		375,000	378,540
			72,014,959
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		625,000	632,813
LABL, Inc.:
5.875% 11/1/28(d)		625,000	617,578
8.25% 11/1/29(d)		650,000	620,750
Mercer International, Inc.:
5.125% 2/1/29		870,000	859,125
5.5% 1/15/26		160,000	161,200
SPA Holdings 3 OY 4.875% 2/4/28 (d)		2,175,000	2,144,768
			5,036,234
TOTAL MATERIALS			183,751,120

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		850,000	833,000
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29(d)		950,000	997,500
4.5% 1/15/28		2,400,000	2,580,000
5.75% 2/1/27		660,000	747,450
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27		2,589,000	2,706,748
Park Intermediate Holdings LLC:
4.875% 5/15/29(d)		1,005,000	1,001,231
5.875% 10/1/28(d)		665,000	685,612
7.5% 6/1/25(d)		4,769,000	5,007,450
RHP Hotel Properties LP/RHP Finance Corp. 4.5% 2/15/29 (d)		650,000	632,882
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		520,000	513,500
Senior Housing Properties Trust:
4.375% 3/1/31		2,050,000	1,916,791
4.75% 5/1/24		825,000	842,325
4.75% 2/15/28		1,650,000	1,561,973
9.75% 6/15/25		3,280,000	3,542,400
The GEO Group, Inc. 6% 4/15/26		650,000	559,000
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		7,485,000	7,297,875
6.5% 2/15/29(d)		13,580,000	13,056,152
Uniti Group, Inc.:
6% 1/15/30(d)		2,785,000	2,603,975
7.875% 2/15/25(d)		7,830,000	8,187,205
VICI Properties, Inc.:
4.125% 8/15/30(d)		375,000	391,875
4.625% 12/1/29(d)		1,796,000	1,907,819
XHR LP 4.875% 6/1/29 (d)		505,000	508,788
			58,081,551
Real Estate Management & Development - 1.0%
Country Garden Holdings Co. Ltd.:
5.125% 1/14/27 (Reg. S)		2,255,000	2,063,325
5.625% 1/14/30 (Reg. S)		665,000	610,138
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		2,320,000	2,482,400
Five Point Operation Co. LP 7.875% 11/15/25 (d)		3,019,000	3,129,254
Forestar Group, Inc.:
3.85% 5/15/26(d)		1,850,000	1,836,125
5% 3/1/28(d)		1,677,000	1,704,251
Greystar Real Estate Partners 5.75% 12/1/25 (d)		1,871,000	1,899,233
Howard Hughes Corp.:
4.125% 2/1/29(d)		3,340,000	3,291,871
4.375% 2/1/31(d)		2,880,000	2,847,830
5.375% 8/1/28(d)		3,640,000	3,803,800
Hunt Companies, Inc. 5.25% 4/15/29 (d)		3,075,000	2,990,438
Kennedy-Wilson, Inc. 4.75% 2/1/30		1,940,000	1,949,700
Mattamy Group Corp.:
4.625% 3/1/30(d)		2,675,000	2,651,754
5.25% 12/15/27(d)		1,500,000	1,557,570
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29(d)		2,015,000	2,037,669
7.625% 6/15/25(d)		255,000	269,025
9.375% 4/1/27(d)		975,000	1,052,571
Shimao Property Holdings Ltd.:
5.2% 1/16/27 (Reg. S)		960,000	664,320
5.6% 7/15/26 (Reg. S)		2,150,000	1,505,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		3,758,000	4,030,455
5.75% 1/15/28(d)		4,020,000	4,408,071
6.625% 7/15/27(d)		2,498,000	2,616,655
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		280,000	288,212
			49,689,667
TOTAL REAL ESTATE			107,771,218

UTILITIES - 1.7%
Electric Utilities - 1.1%
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		725,000	716,605
4.75% 3/15/28(d)		265,000	278,250
FirstEnergy Corp. 7.375% 11/15/31		600,000	802,446
NextEra Energy Partners LP 4.5% 9/15/27 (d)		1,025,000	1,084,583
NRG Energy, Inc.:
3.375% 2/15/29(d)		1,845,000	1,780,573
3.625% 2/15/31(d)		2,255,000	2,142,250
3.875% 2/15/32(d)		1,050,000	1,007,843
5.25% 6/15/29(d)		3,572,000	3,702,735
5.75% 1/15/28		325,000	339,625
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		886,127	943,725
Pattern Energy Operations LP 4.5% 8/15/28 (d)		220,000	223,835
PG&E Corp.:
5% 7/1/28		7,901,000	8,138,030
5.25% 7/1/30		12,010,000	12,310,250
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		6,455,000	6,333,323
5% 7/31/27(d)		4,553,000	4,601,080
5.625% 2/15/27(d)		9,092,000	9,336,529
			53,741,682
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		990,000	1,059,300
5.75% 5/20/27		2,655,000	2,867,400
5.875% 8/20/26		2,475,000	2,700,869
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5% 6/1/31(d)		775,000	765,313
5.875% 3/1/27		1,915,000	1,962,875
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,305,000	1,329,926
			10,685,683
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		1,365,000	1,372,122
Calpine Corp.:
4.5% 2/15/28(d)		2,857,000	2,841,444
4.625% 2/1/29(d)		425,000	406,938
5% 2/1/31(d)		4,105,000	3,949,626
5.125% 3/15/28(d)		12,213,000	12,090,381
5.25% 6/1/26(d)		396,000	405,129
TerraForm Global, Inc. 6.125% 3/1/26 (d)		1,180,000	1,203,600
			22,269,240
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		825,000	862,307

TOTAL UTILITIES			87,558,912

TOTAL NONCONVERTIBLE BONDS			2,229,150,862
TOTAL CORPORATE BONDS (Cost $2,230,187,279)			2,234,788,988

U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.07% 5/19/22 (j) (Cost $349,892)	350,000	349,855

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2006 E, 5.25% 7/1/25	640,000	632,800
Series 2011 E, 5.5% 7/1/31	450,000	441,000
Series 2012 A, 5.25% 7/1/23	250,000	234,375
Series 2014 A, 8% 7/1/35	3,610,000	3,118,138
TOTAL MUNICIPAL SECURITIES (Cost $4,027,176)		4,426,313

Common Stocks - 0.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (k)	16,000	1,740,960
ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Jonah Energy Parent LLC (c)	29,131	1,508,112
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.	112,011	6,669,135
Chesapeake Energy Corp. (b)	644	38,344
Civitas Resources, Inc.	48,551	2,481,442
Mesquite Energy, Inc. (c)(k)	46,770	1,808,610
		10,997,531
TOTAL ENERGY		12,505,643
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(k)	106,083	106,083
MATERIALS - 0.0%
Chemicals - 0.0%
TPC Group, Inc. rights (c)(k)	2,592,104	26
Metals & Mining - 0.0%
Constellium NV (k)	90,000	1,581,300
TOTAL MATERIALS		1,581,326
UTILITIES - 0.2%
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B	23,547	5,698,374
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	93,700	1,862,756
TOTAL UTILITIES		7,561,130
TOTAL COMMON STOCKS (Cost $13,574,277)		23,495,142

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A, 6.25%	22,655	2,736,951
Danaher Corp. Series B, 5.00% (k)	1,525	2,606,240
		5,343,191
UTILITIES - 0.1%
Electric Utilities - 0.1%
American Electric Power Co., Inc.:
6.125%	23,550	1,162,193
6.125%	16,200	789,426
NextEra Energy, Inc. 5.279% (k)	58,200	3,149,784
Southern Co. 6.75%	33,100	1,663,181
		6,764,584
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,145,349)		12,107,775

Bank Loan Obligations - 3.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8393% 4/30/27 (f)(l)(m)		1,726,325	1,713,913
Media - 0.1%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 8/24/26 (f)(l)(m)		3,110,491	1,300,185
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 5/1/26 (f)(l)(m)		665,323	656,594
			1,956,779
Wireless Telecommunication Services - 0.3%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (f)(l)(m)		1,343,897	1,348,372
Intelsat Jackson Holdings SA:
term loan 3 month U.S. LIBOR + 4.750% 7/13/22 (l)(m)(n)		1,490,000	1,492,801
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(l)(m)		4,465,000	4,471,965
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(l)(m)		3,131,000	3,135,697
Tranche B-5, term loan 8.625% 1/2/24 (m)		1,549,000	1,551,912
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(l)(m)(o)		1,719,416	1,722,648
Xplornet Communications, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 9/30/28 (l)(m)(n)		2,800,000	2,784,600
2LN, term loan 1 month U.S. LIBOR + 7.000% 9/30/29 (l)(m)(n)		575,000	573,563
			17,081,558
TOTAL COMMUNICATION SERVICES			20,752,250
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 4/30/26 (f)(l)(m)		361,801	356,826
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(l)(m)		3,140,000	3,112,525
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(l)(m)		2,178,450	2,158,038
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (f)(l)(m)		797,477	802,892
			6,073,455
Household Durables - 0.1%
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9/17/28 (l)(m)(n)		1,720,000	1,694,200
Internet & Direct Marketing Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (f)(l)(m)		1,563,188	1,561,234
Specialty Retail - 0.0%
Mavis Tire Express Services TopCo LP 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/4/28 (l)(m)(n)		731,913	731,100
TOTAL CONSUMER DISCRETIONARY			10,416,815
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Kouti BV Tranche B 1LN, term loan 3 month EURIBOR + 3.750% 7/1/28 (l)(m)(n)	EUR	510,000	576,656
Food Products - 0.0%
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (f)(l)(m)		882,673	882,197
TOTAL CONSUMER STAPLES			1,458,853
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Ascent Resources - Utica LLC/ARU Finance Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 11/1/25 (l)(m)(n)		3,503,000	3,791,998
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(l)(m)		5,934,807	5,923,709
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(l)(m)		368,421	364,431
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(l)(m)		671,657	669,306
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (f)(l)(m)		1,661,397	1,645,481
3 month U.S. LIBOR + 4.250% 4.75% 3/10/26 (f)(l)(m)		864,131	861,435
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (f)(l)(m)		1,109,253	1,098,626
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(g)(l)(m)		864,602	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(g)(l)(m)		373,000	0
Prairie ECI Acquiror LP 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/11/26 (l)(m)(n)		765,000	736,527
Stonepeak Lonestar Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7178% 10/19/26 (f)(l)(m)		787,481	788,607
			15,880,120
FINANCIALS - 0.5%
Insurance - 0.5%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(l)(m)		1,426,000	1,417,344
Asurion LLC:
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3404% 1/31/28 (f)(l)(m)		7,288,677	7,219,435
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.3404% 1/20/29 (f)(l)(m)		13,930,000	13,782,063
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 7/31/27 (f)(l)(m)		2,213,875	2,181,774
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8748% 4/25/25 (f)(l)(m)		698,627	684,969
			25,285,585
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
ADMI Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/23/27 (l)(m)(n)		1,998,550	1,966,493
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(l)(m)		5,855,789	5,844,838
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (f)(l)(m)		1,042,125	1,040,447
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0904% 6/13/26 (f)(l)(m)		406,631	394,566
			9,246,344
INDUSTRIALS - 0.5%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/8/26 (f)(l)(m)		1,479,899	1,435,043
Airlines - 0.2%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (f)(l)(m)		3,550,000	3,641,697
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(l)(m)		3,420,000	3,563,230
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (f)(l)(m)		4,581,975	4,562,868
			11,767,795
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(l)(m)		980,000	966,525
Commercial Services & Supplies - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (f)(l)(m)		970,000	960,785
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(l)(m)		1,426,675	1,404,162
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(l)(m)		166,215	164,553
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (f)(l)(m)		5,259,089	5,002,130
			7,531,630
Construction & Engineering - 0.0%
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(l)(m)		35,863	38,015
Machinery - 0.1%
Apex Tool Group, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8/21/24 (l)(m)(n)		2,798,371	2,772,878
Professional Services - 0.1%
CoreLogic, Inc. 2LN, term loan 0% 4/13/29 (f)(m)		755,000	756,888
Dun & Bradstreet Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/8/26 (l)(m)(n)		2,720,036	2,690,578
			3,447,466
TOTAL INDUSTRIALS			27,959,352
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 4/4/26 (f)(l)(m)		740,000	720,116
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(l)(m)		694,010	691,623
Camelot Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(l)(m)		1,583,038	1,580,394
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.88% 5/31/25 (f)(l)(m)		2,903,341	2,433,871
Peraton Corp.:
2LN, term loan 0% 2/1/29 (f)(m)		550,000	555,044
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (f)(l)(m)		5,930,027	5,908,857
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (f)(l)(m)		2,707,581	2,707,581
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0904% 8/27/25 (f)(l)(m)		992,411	989,930
			14,867,300
Software - 0.9%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11/18/29 (l)(m)(n)		2,395,000	2,399,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 11/18/28 (l)(m)(n)		2,845,000	2,826,337
BMC Software, Inc. Tranche B 2LN, term loan 1 month U.S. LIBOR + 5.500% 3/23/26 (l)(m)(n)		1,050,000	1,058,663
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 10/2/25 (f)(l)(m)		549,484	543,303
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(l)(m)		2,450,000	2,440,053
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(l)(m)		1,417,627	1,403,450
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (f)(l)(m)		1,414,312	1,410,182
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8416% 9/29/24 (f)(l)(m)		3,838,043	3,832,976
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(l)(m)		1,845,000	1,836,771
Proofpoint, Inc.:
2LN, term loan 0% 5/27/29 (f)(m)		520,000	525,850
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (f)(l)(m)		1,295,000	1,281,687
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(l)(m)		2,280,395	2,245,939
RealPage, Inc. 2LN, term loan 3 month U.S. LIBOR + 0.000% 2/17/29 (l)(m)(n)		1,475,000	1,498,349
Renaissance Holding Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.0904% 5/31/26 (f)(l)(m)		690,000	690,863
Skillsoft Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7/16/28 (l)(m)(n)		2,025,000	2,028,382
TIBCO Software, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 7/3/26 (l)(m)(n)		3,853,609	3,805,439
UKG, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(l)(m)		4,520,000	4,553,900
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(l)(m)		4,384,727	4,358,682
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5/3/26 (l)(m)(n)		305,000	303,188
2LN, term loan 1 month U.S. LIBOR + 5.250% 5/3/27 (l)(m)(n)		5,200,000	5,214,612
			44,257,626
TOTAL INFORMATION TECHNOLOGY			59,845,042
MATERIALS - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(f)(l)(m)		2,633,400	2,567,565
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.64% 7/1/26 (f)(l)(m)		1,331,711	1,330,885
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (f)(l)(m)		1,300,000	1,287,975
			5,186,425
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Retail Holdings VII Sub 3 LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8/24/25 (l)(m)(n)		962,103	945,671
UTILITIES - 0.0%
Electric Utilities - 0.0%
Heritage Power LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/28/26 (l)(m)(n)		1,712,853	1,421,668
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(l)(m)		745,000	735,457
			2,157,125
TOTAL BANK LOAN OBLIGATIONS (Cost $179,647,065)			179,133,582

Fixed-Income Funds - 51.7%
	Shares	Value ($)
High Yield Fixed-Income Funds - 51.7%
Artisan High Income Fund Investor Shares	61,860,168	611,178,382
BlackRock High Yield Bond Portfolio Class K	66,922,859	517,982,930
Eaton Vance Income Fund of Boston Class A	37,222,737	205,469,510
Fidelity Capital & Income Fund (p)	52,730,155	591,632,334
MainStay High Yield Corporate Bond Fund Class A	71,160,888	394,942,927
Vanguard High-Yield Corporate Fund Admiral Shares	65,715,802	385,751,760

TOTAL FIXED-INCOME FUNDS (Cost $2,520,800,466)		2,706,957,843

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream Partners LP 7.375% (f)(i)	700,000	693,000
FINANCIALS - 0.1%
Banks - 0.1%
Banco Do Brasil SA 9% (Reg. S) (f)(i)	1,600,000	1,675,200
Citigroup, Inc. 3.875% (f)(i)	1,625,000	1,608,750
Itau Unibanco Holding SA 6.125% (d)(f)(i)	1,515,000	1,478,261
		4,762,211
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp. 8% (d)(f)(i)	5,995,000	6,279,763
Multi-Utilities - 0.0%
NiSource, Inc. 5.65% (f)(i)	795,000	816,863
TOTAL UTILITIES		7,096,626
TOTAL PREFERRED SECURITIES (Cost $12,102,500)		12,551,837

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (q)	6,719,230	6,720,574
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (r)	27,131,624	27,131,624
TOTAL MONEY MARKET FUNDS (Cost $33,852,053)		33,852,198

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $5,004,686,057)	5,207,663,533
NET OTHER ASSETS (LIABILITIES) - 0.6% (s)(t)	30,590,508
NET ASSETS - 100.0%	5,238,254,041

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	99	Mar 2022	12,950,438	140,351	140,351
CBOT 2-Year U.S. Treasury Note Contracts (United States)	154	Mar 2022	33,685,094	56,707	56,707
CBOT 5-Year U.S. Treasury Note Contracts (United States)	509	Mar 2022	61,791,805	399,434	399,434
CBOT Long Term U.S. Treasury Bond Contracts (United States)	53	Mar 2022	8,592,625	203,548	203,548

TOTAL PURCHASED					800,040

Sold

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	47	Mar 2022	9,426,438	(294,355)	(294,355)

TOTAL FUTURES CONTRACTS					505,685
The notional amount of futures purchased as a percentage of Net Assets is 2.2%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	1,875,341	GBP	1,366,055	HSBC Bank USA	1/21/22	56,995
EUR	229,317	USD	261,383	Bank Of America NA	2/25/22	(638)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						56,357

Unrealized Appreciation						56,995
Unrealized Depreciation						(638)
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 37		Dec 2026	ICE	(5%)	Quarterly	3,450,000	40,822	0	40,822

Sell Protection
American Airlines Group, Inc.	Caa1	Dec 2021	Citibank, N.A.	5%	Quarterly	1,265,000	13,818	385	14,203
American Airlines Group, Inc.	Caa1	Jun 2023	ICE	5%	Quarterly	349,000	9,956	0	9,956
Royal Caribbean Cruises Ltd.	B2	Dec 2023	Citibank, N.A.	5%	Quarterly	860,000	35,015	16,531	51,546

TOTAL SELL PROTECTION							58,789	16,916	75,705
TOTAL CREDIT DEFAULT SWAPS							99,611	16,916	116,527

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted

(5)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,486,003 or 0.1% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,759,781,764 or 33.6% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Non-income producing - Security is in default.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $286,772.
(k)	Non-income producing
(l)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $261,935 and $262,428, respectively.

(p)	Affiliated Fund
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	The rate quoted is the annualized seven-day yield of the fund at period end.
(s)	Includes $890,000 of cash collateral to cover margin requirements for futures contracts.
(t)	Includes $415,000 of cash collateral segregated for open centrally cleared OTC swaps

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	6,099
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 10/15/21	612,315
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	354,584

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	17,438,712	526,034,354	536,752,492	10,454	-	-	6,720,574	0.0%
Total	17,438,712	526,034,354	536,752,492	10,454	-	-	6,720,574

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Capital & Income Fund	630,675,085	162,537,599	216,770,095	26,567,819	4,596,650	10,593,095	591,632,334
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	-	195,000,000	195,000,000	-	-	-	-
	630,675,085	357,537,599	411,770,095	26,567,819	4,596,650	10,593,095	591,632,334

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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